Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Cash And Cash Equivalents Abstract
Bank accounts	$ 10,429,258	$ 1,081,808
Total cash and cash equivalents	$ 10,429,258	$ 1,081,808